Unaudited Condensed Consolidated Interim Statement of Comprehensive Income - GBP (£) £ in Thousands	3 Months Ended			9 Months Ended
	Oct. 31, 2018	Oct. 31, 2017		Oct. 31, 2018	Oct. 31, 2017	[2]
Statement of comprehensive income [abstract]
Revenue	£ 675	£ 2,634	[1]	£ 42,507	£ 9,112
Other operating income	2,825	1,574	[1]	8,979	1,574
Operating expenses
Research and development	(8,196)	(7,425)	[1]	(29,634)	(19,068)
General and administration	(4,658)	(1,981)	[1]	(9,319)	(6,903)
Impairment of goodwill and intangible assets				3,986	0	[3]
Total operating expenses	(12,854)	(9,406)	[1]	(42,939)	(25,971)
Operating loss	(9,354)	(5,198)	[1]	8,547	(15,285)
Finance income	0	3,085	[1]	2,786	3,087
Finance costs	(49)	(225)	[1]	(377)	(668)
Loss before income tax	(9,403)	(2,338)	[1]	10,956	(12,866)	[3]
Income tax	1,275	1,473	[1]	1,730	3,959
Loss for the period	(8,128)	(865)	[1]	12,686	(8,907)
Exchange differences on translating foreign operations	6	3	[1]	25	(5)
Total comprehensive loss for the period	£ (8,122)	£ (862)	[1]	£ 12,711	£ (8,912)
Basic and diluted earnings (loss) per share	£ (0.10)	£ (0.01)

[1]	See Note 1 - ‘Basis of Accounting - Adoption of IFRS 15 Revenue from contracts with customers’
[2]	See Note 1 - ‘Basis of Accounting - Adoption of IFRS 15 Revenue from contracts with customers’
[3]	See Note 1 - ‘Basis of Accounting - Adoption of IFRS 15 Revenue from contracts with customers’